EQUITY - Noncontrolling Interest (Details) - shares shares in Thousands	Oct. 22, 2020	Jul. 16, 2020	Dec. 31, 2020	Jul. 15, 2020
SmarterChaos | DMSH
Noncontrolling Interest [Line Items]
Equity issued to acquiree (in shares)		307
SmarterChaos | DMSH | Prism and Clairvest Direct Seller | Class B Common Stock
Noncontrolling Interest [Line Items]
Equity issued to acquiree (in shares)	142
DMSH | Prism and Clairvest Direct Seller
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners				44.50%
DMS | Prism, Clairvest Direct Seller, SmarterChaos
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		44.80%	44.80%